Financial Risk Management - Schedule of Impact of Interest Rate Risk (Details) - Interest rate risk [member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Impact of Interest Rate Risk [Line Items]
Impact on post-tax loss	[1]	$ 1,772,766	$ 869,322
Impact on other components of equity	[1]

[1]	Holding all other variables constant